Financial Instruments (Narrative) (Details) - EUR (€) € in Thousands	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015 [1]	Dec. 31, 2014	[1]
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	€ 23,962		€ 22,486	[1]	€ 17,194	€ 12,972
Marketable Securities	5,412		972
Short-term restricted cash	3,265	[2]	15	[1],[2]	73
Non-current restricted cash	3,660		5,134	[1]	€ 4,886
Trade receivables	407		329
Revenue receivables	3,436		2,753
Government authorities receivables	€ 2,306		€ 2,213

[1]	Please refer to note 2C for functional and presentation currency.
[2]	Current accounts and bank deposits securing short term obligations.